SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Company’s unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Information

The consolidated balance sheet at December 31, 2020 was derived from audited financial statements but does not include all disclosures required by GAAP. The accompanying unaudited condensed consolidated financial statements as of October 2, 2021 and for the three fiscal quarters ended October 2, 2021 and September 26, 2020 have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the Company’s financial position as of October 2, 2021 and results of operations for the three fiscal quarters ended October 2, 2021 and September 26, 2020 and cash flows for the three fiscal quarters ended October 2, 2021 and September 26, 2020 have been made. The Company’s results of operations for the three fiscal quarters ended October 2, 2021 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2021.

Basis of Presentation

The accompanying consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are evaluated on an ongoing basis and revised as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are evaluated on an ongoing basis and revised as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known.

Seasonality

Seasonality

Although the Company generally has demand for its products throughout the year, its business is seasonal and weather is one of the principal external factors affecting the business. Historically, net sales and net income are highest during spring and summer, representing the peak months of swimming pool use, pool installation and remodeling and repair activities. Sales periods having severe weather may also affect net sales.

Seasonality

Although the Company generally has demand for its products throughout the year, its business is seasonal and weather is one of the principal external factors affecting the business. In general, net sales and net income are highest during spring and summer, representing the peak months of swimming pool use, pool installation and remodeling and repair activities. Sales periods having severe weather may also affect net sales.

Revenue Recognition

Revenue Recognition

The Company adopted accounting standards codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), on January 1, 2019 using the modified retrospective method. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards. The adoption of ASC 606 resulted in a net decrease to retained earnings (accumulated deficit) of $1.7 million, a reduction to prepaid expenses of $1.2 million and an increase to accrued expenses of $0.5 million as of January 1, 2019, as a result of adjusting the timing of recording customer incentives to more closely match the revenues to which they are associated.

Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when, or as, the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract, determines which goods or services are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when, or as, that performance obligation is satisfied.

The Company sells its products through business-to-business distribution channels. With the exception of its extended service warranties and custom product contracts, the Company recognizes its revenue at a point in time when control of the promised goods is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. Control of the goods is considered to have been transferred upon shipping or upon arrival at the customer’s destination, depending on the terms of the purchase order. Revenue that is derived from its extended service warranties, which are separately priced and sold, is recognized over the term of the contract. Refer to Warranties within this same Note for further information.

Revenue from custom products is recognized over time utilizing an input method that compares the cost of cumulative work-in-process to date to the most current estimates for the entire cost of the performance obligation. Custom products are generally delivered to the customer within three days of receipt of the purchase order.

Each product shipped is considered to be one performance obligation. For each product shipped, the transaction price by product is specified in the purchase order. The Company recognizes revenue on the transaction price less any estimated rebates, cash discounts or other sales incentives. Customer rebates, cash discounts, and other sales incentives are estimated by applying the portfolio approach using the most-likely-amount method and are recorded as a reduction to revenue at the time of the initial sale. Estimates are updated each reporting period and any changes are allocated to the performance obligations on the same basis as at inception. The Company believes the most-likely-amount method best predicts the amount of consideration to which it will be entitled.

The Company has elected to account for shipping and handling costs as activities to fulfill the promise to transfer the goods. As a result of this accounting policy election, the Company does not consider shipping and handling activities as promised services to its customers. Therefore, shipping and handling costs billed to customers are recorded in net sales, and the related costs in cost of sales.

The Company does not engage in contracts greater than one year, and therefore does not have any contract costs capitalized as of December 31, 2019 and 2020.

As a practical expedient, the Company does not adjust the promised amount of consideration for the effects of a significant financing component as the period between the transfer of a promised good to a customer and when the customer pays for that product is one year or less.

Warranties

Warranties

The Company offers limited assurance-type warranties on most of its products, which assure that the product will comply with agreed upon specifications. These assurance-type warranties are not separately priced and are not considered separate performance obligations. The Company also offers optional extended service contracts which are separately priced. The Company recognizes revenue related to extended service contracts over the term of the contract.

The Company’s assurance-type warranties generally range from five years to lifetime warranties. At the time product revenue is recognized, the Company records a liability for estimated costs that may be incurred under its warranties. The costs are estimated based on historical experience and any specific warranty issues that have been identified. The accuracy of the estimate of additional costs is dependent on the number and cost of future claims submitted during the warranty periods. Although historical warranty costs have been within expectations, there can be no assurance that future warranty costs will not exceed historical amounts. The Company believes that the reserves established for estimated and probable future product warranty claims are adequate. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the balance as necessary. Warranty costs are recorded within cost of sales on the consolidated statements of operations. The Company’s provision for product warranties was recorded within accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheets as of December 31, 2019 and 2020.

Cost of Sales

Cost of Sales

Cost of sales includes the cost of materials and all costs to make products saleable, such as labor, materials, inbound freight, including inter-plant freight, purchasing and receiving costs, operating lease costs related to distribution and manufacturing facilities, and warehousing and distributions costs. In addition, all depreciation expense associated with assets used to manufacture products and make them saleable is included in cost of sales. The Company records shipping and handling costs associated with outbound freight as cost of sales when the related revenue is recognized in the accompanying consolidated statements of operations.

Trade Receivables, Net

Trade Receivables, Net

Trade receivables are recorded at the original invoiced amount and do not bear interest. The Company maintains an allowance for bad debt. The allowance for bad debt is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowances based on historical write-off experience. The Company’s allowance for bad debt as of December 31, 2019 and 2020 was $1.3 million and $1.4 million, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and trade receivables. The Company from time to time may have bank deposits in excess of insurance limits of the Federal Deposit Insurance Corporation. The Company also has bank deposits in international accounts. The Company has not historically sustained any credit losses in such accounts and believes it is not exposed to any significant credit risk related to its cash. The Company routinely reviews the financial strength of its customers before extending credit and believes that its trade receivables credit risk exposure is limited. Generally, the Company does not require collateral from its customers.

During the years ended December 31, 2019 and 2020, one customer represented approximately 25.7% and 22.3% of the Company’s net sales, respectively. As of December 31, 2019 and 2020, outstanding trade receivables related to this customer were $12.0 million and $5.4 million, respectively. The Company provides extended payment terms to qualified customers for sales under its “Early Buy” program, which allows customers to take delivery in December and receive payment terms for April through June of the following year.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs, other than quoted prices in active markets, that are observable either directly or indirectly.

Level 3—Unobservable inputs that reflect the Company’s own assumptions incorporated into valuation techniques. These valuations require significant judgment.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. When there is more than one input at different levels within the hierarchy, the fair value is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Assessment of the significance of a particular input to the fair value measurement in its entirety requires substantial judgment and consideration of factors specific to the asset or liability. Level 3 inputs are inherently difficult to estimate. Changes to these inputs can have significant impact on fair value measurements. Assets and liabilities measured at fair value using Level 3 inputs are based on one or more of the following valuation techniques: market approach, income approach or cost approach. There were no transfers between fair value measurement levels during the years ended December 31, 2019 and 2020.

Interest Rate Swap

Interest Rate Swap

Borrowings under the Credit Agreement (see Note 9) accrue interest at variable rates and expose the Company to interest rate risk. On April 30, 2020, the Company entered into an interest rate swap with a notional amount of $200.0 million and a three-year term to reduce the interest rate risk associated with the Company’s Credit Agreement. The Company’s interest rate swap is not designated as a hedging instrument for accounting purposes. The Company accounts for the interest rate swap as other long-term liabilities in the consolidated balance sheets at fair value. The resulting gain (loss) on the interest rate swap is recognized within other expense (income), net in the consolidated statements of operations.

Business Combinations

Business Combinations

In determining whether an acquisition should be accounted for as a business combination or asset acquisition, the Company first determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this is the case, the single identifiable asset or the group of similar assets is not deemed to be a business, and is instead deemed to be an asset. If this is not the case, the Company then further evaluates whether the single identifiable asset or group of similar identifiable assets and activities includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If so, the Company concludes that the single identifiable asset or group of similar identifiable assets and activities is a business.

The Company accounts for business combinations that are deemed to be businesses using the acquisition method of accounting. Application of this method of accounting requires that (i) identifiable assets acquired (including identifiable intangible assets) and liabilities assumed generally be measured and recognized at fair value as of the acquisition date and (ii) the excess of the purchase price over the net fair value of identifiable assets acquired and liabilities assumed be recognized as goodwill, which is not amortized for accounting purposes but is subject to testing for impairment at least annually. Any contingent assets acquired and contingent liabilities assumed are also recognized at fair value if the Company can reasonably estimate fair value during the measurement period (which cannot exceed one year from the acquisition date). The Company re-measures any contingent liabilities at fair value in each subsequent reporting period. Transaction costs related to business combinations are expensed as incurred. Determining the fair value of assets acquired and liabilities assumed in a business combination requires management to use significant judgment and estimates, especially with respect to intangible assets.

During the measurement period, which extends no later than one year from the acquisition date, the Company may record certain adjustments to the carrying value of the assets acquired and liabilities assumed with the corresponding offset to goodwill. After the measurement period, all adjustments are recorded in the consolidated statements of operations as operating expenses or income.

Acquisition-related contingent consideration was recorded in the consolidated balance sheets at its acquisition-date estimated fair value, in accordance with the acquisition method of accounting. The fair value of the acquisition-related contingent consideration was remeasured each reporting period, with changes in fair value recorded in other expense (income), net in the consolidated statements of operations. The fair value measurement is based on significant inputs not observable by market participants and thus represents a Level 3 input in the fair value hierarchy (see Note 5).

Equity Method Investments

Equity Method Investments

Investments and ownership interests in common stock or in-substance common stock are accounted for under the equity method accounting if the Company has the ability to exercise significant influence over the entity but does not have a controlling financial interest. Under the equity method, investments are initially recognized at cost and adjusted to reflect the Company’s interest in net earnings, dividends received and other-than-temporary impairments. The Company records its interest in the net earnings of its equity method investee, along with adjustments for amortization of basis differences, investee capital transactions and other comprehensive income (loss), within earnings from equity method investment in the condensed consolidated statements of operations. Basis differences represent differences between the cost of the investment and the underlying equity in net assets of the investment and are generally amortized over the lives of the related assets that gave rise to the underlying basis differences. Profits or losses related to intra-entity sales with its equity method investee are eliminated until realized by the investor or investee.

The Company records its proportionate share of earnings or losses of Premier Holdco, LLC (“Premier Pools & Spas”) within earnings from equity method investment in the condensed consolidated statements of operations on a three-month lag. The Company recorded its interest in the net earnings of Premier Pools & Spas of $1.8 million for the three fiscal quarters ended October 2, 2021, which included a $0.2 million adjustment for the amortization of basis differences, within earnings from equity method investment in the condensed consolidated statements of operations during the three fiscal quarters ended October 2, 2021. As the Company initially invested in Premier Pools & Spas on October 30, 2020, there was no earnings from equity method investment recorded during the three fiscal quarters ended September 26, 2020. The Company received distributions of $2.2 million during the three fiscal quarters ended October 2, 2021.

For presentation in the condensed consolidated statements of cash flows, the Company utilizes the cumulative earnings approach for purposes of determining whether distributions should be classified as either a return on investment, which are be included in operating activities, or a return of investment, which would be included in investing activities. Under the cumulative earnings approach, the Company compares the distributions received to its cumulative equity-method earnings since inception. Any distributions received up to the amount of cumulative equity earnings are be considered a return on investment and classified in operating activities. Any excess distributions would be considered a return of investment and classified in investing activities.

Equity method goodwill is not amortized or tested for impairment; instead the Company evaluates equity method investments for impairment when events or changes in circumstances indicate that the decline in value below the carrying amount of its equity method investment is determined to be other than temporary. In such a case, the decline in value below the carrying amount of its equity method investment is recognized in the condensed consolidated statements of operations in the period the impairment occurs.

Equity Method Investments

Investments and ownership interests in common stock or in-substance common stock are accounted for under the equity method accounting if the Company has the ability to exercise significant influence over the entity, but does not have a controlling financial interest. Under the equity method, investments are initially recognized at cost and adjusted to reflect the Company’s interest in net earnings, dividends received and other-than-temporary impairments. The Company records its interest in the net earnings of its equity method investee, along with adjustments for amortization of basis differences, investee capital transactions and other comprehensive income (loss), within earnings (losses) from equity method investment in the consolidated statements of operations. Basis differences represent differences between the cost of the investment and the underlying equity in net assets of the investment and are generally amortized over the lives of the related assets that gave rise to the underlying basis differences. Profits or losses related to intra-entity sales with its equity method investee are eliminated until realized by the investor or investee.

The Company records its proportionate share of earnings or losses of Premier Holdco, LLC (“Premier Pools & Spas”) within earnings (losses) from equity method investment in the consolidated statements of operations on a three-month lag. Accordingly, the consolidated statement of operations for the year ended December 31, 2020 does not reflect any proportionate share of earnings or losses of Premier Pools & Spas.

Equity method goodwill is not amortized or tested for impairment; instead the Company evaluates equity method investments for impairment when events or changes in circumstances indicate that the decline in value below the carrying amount of its equity method investment is determined to be other than temporary. In such a case, the decline in value below the carrying amount of its equity method investment is recognized in the consolidated statements of operations in the period the impairment occurs.

Inventories, Net

Inventories, Net

Inventories, primarily raw materials and finished goods, are stated at the lower of cost or net realizable value. Cost is determined under the first-in, first-out method. Inventory costs include all costs directly attributable to the products, including all manufacturing overhead, and excludes costs to distribute. The Company periodically reviews its inventory for slow moving or obsolete items and writes down the related products to estimated net realizable value. As of December 31, 2019 and 2020, the Company’s reserves for estimated slow moving products or obsolescence were $2.1 million and $1.8 million, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost and presented net of accumulated depreciation. Property and equipment acquired through business combinations are recorded at fair value at the acquisition date. Expenditures for betterments and major improvements that substantially enhance the value and increase the estimated useful life of the assets are capitalized and depreciated over the new estimated useful life. Normal repairs and maintenance costs are expensed as incurred. Depreciation and amortization expense are recognized using the straight-line method over the estimated useful lives of each respective asset category as follows:

Estimated
Useful Life
Building and improvements	25 years
Molds and dyes	5 – 10 years
Machinery and equipment (including computer equipment and software)	3 – 10 years
Furniture and fixtures	5 – 7 years
Vehicles	5 years

Leasehold improvements are amortized over the shorter of the term of the related lease or the estimated useful lives of the improvements. When property and equipment is sold or retired, the asset cost and accumulated depreciation and amortization are removed from the respective accounts and a gain or loss is recognized, if any, on the consolidated statements of operations.

The Company capitalizes external costs and directly attributable internal costs to acquire or create internal-use software which are incurred subsequent to the completion of the preliminary project state. These costs relate to activities such as software design, configuration, coding, testing and installation and exclude training and maintenance. Once the software is substantially complete and ready for its intended use, capitalized development costs are amortized straight-line over the estimated useful life of the software, generally not to exceed five years.

Long-Lived Assets

Long-Lived Assets

Long-lived assets include property and equipment and definite-lived intangible assets. The Company evaluates the carrying value of its long-lived assets for impairment whenever events or circumstances indicate that the carrying value of the assets may not be recoverable. Conditions that may indicate impairment include, but are not limited to, a significant decrease in the market price of an asset, a significant adverse change in the extent or manner in which an asset is being used or a significant decrease in its physical condition, and operating or cash flow performance that demonstrates continuing losses associated with an asset or asset group. The Company also considers non-financial data such as changes in the operating environment, competitive information, market trends and business relationships.

A potential impairment has occurred if the projected future undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group are less than the carrying value of the asset or asset group. The estimate of cash flows includes management’s assumptions of cash inflows and outflows directly resulting from the use of the asset in operation. If the carrying value exceeds the sum of the undiscounted cash flows, an impairment charge is recorded equal to the excess of the asset or asset group’s carrying value over its fair value. Fair value is measured using appropriate valuation methodologies that would typically include a projected discounted cash flow model using a discount rate the Company believes is commensurate with the risk inherent in its business. The Company did not recognize any impairment losses on long-lived assets during the years ended December 31, 2019 and 2020.

The Company amortizes its definite-lived intangible assets using the straight-line method. The weighted-average estimated useful lives (in years) of the Company’s definite-lived intangible assets are as follows (see Note 6):

Estimated
Asset	Useful Life
Patented technology	5 – 10 years
Trade names and trademarks	9 – 25 years
Pool designs	14 years
Franchise relationships	4 years
Dealer relationships	5 – 15 years
Non-competition agreements	5 years

Goodwill

Goodwill

The Company accounts for goodwill as the excess of the purchase price over the net amount of identifiable assets acquired and liabilities assumed in a business combination measured at fair value. Goodwill is not subject to amortization; rather, the Company tests goodwill for impairment annually on the first day of the Company’s fourth fiscal quarter and whenever events occur or changes in circumstances indicate that impairment may have occurred. Historically, including for the Company’s annual impairment test conducted during the year ended December 31, 2020, the Company had two reporting units for the purpose of performing its goodwill impairment test. In November 2020, the Company made changes to its internal organizational structure, including roles and responsibilities and to its internal reporting, resulting in a change to segment management. As a result of the change in segment management and in the information that is regularly reviewed, the results of the previous two reporting units are no longer being reviewed for profitability on an individual basis. Due to these factors, the Company recognized a change in reporting units effective in November 2020 and determined that only one reporting unit exists. The Company completed an assessment of any potential impairment for all reporting units immediately prior to and after the reporting unit change and determined that no impairment existed.

Impairment testing is performed for the Company’s reporting unit by first assessing qualitative factors to see if further testing of goodwill is required. If the Company concludes that it is more likely than not that its reporting unit’s fair value is less than its carrying amount based on the qualitative assessment, then a quantitative test is required. The Company may also choose to bypass the qualitative assessment and perform the quantitative test.

If the estimated fair value of the reporting unit exceeds the carrying amount, the Company considers that goodwill is not impaired. If the carrying value exceeds estimated fair value, there is an impairment of goodwill and an impairment loss is recorded. The Company calculates the impairment loss by comparing the fair value of its reporting unit less the carrying amount, including goodwill. Goodwill impairment would be limited to the carrying value of the goodwill.

The Company measures fair value of its reporting unit based on the enterprise values derived using an income approach and a market approach. The Company applies a weighting of 75% to the income approach and a weighting of 25% to the market approach. The income approach uses a discounted cash flows model that indicates the fair value of the reporting unit based on the present value of the cash flows that the reporting unit is expected to generate in the future. Significant estimates in the discounted cash flows model include: the weighted-average cost of capital; and long-term rate of growth and profitability of the business. The market approach uses a guideline transactions method to indicate the fair value of the reporting unit based on a selected multiple. Significant estimates in the market approach model include identifying appropriate market multiples and assessing earnings before interest, income taxes, depreciation and amortization (“EBITDA”) in estimating the fair value of the reporting unit.

Debt Issuance Costs

Debt Issuance Costs

The Company defers costs incurred in conjunction with acquiring third-party financing. The Company amortizes debt issuance costs over the term of the related long-term debt instruments using the effective interest method. Debt issuance costs related to long-term debt are recorded as a direct reduction to the carrying amount of long-term debt on the consolidated balance sheets (see Note 9).

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting, and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity as a reduction of additional paid-in capital generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations. There were no deferred offering costs as of December 31, 2019. As of December 31, 2020, the Company had recorded $1.0 million of deferred offering costs related to its planned IPO of common stock.

Segment Reporting

Segment Reporting

The Company identifies operating segments based on how the chief operating decision maker (“CODM”) manages the business, allocates resources, makes operating decisions and evaluates operating performance.

The Company conducts its business as one operating and reportable segment that designs, manufactures and markets in-ground swimming pools, liners and covers. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information presented on a consolidated basis for purposes of assessing financial performance and allocating resources.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities, using enacted tax rates expected to be applicable in the years in which the temporary differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company evaluates the realizability of its deferred tax assets and establishes a valuation allowance when it is more likely than not that all or a portion of the deferred tax assets will not be realized. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected, scheduling of anticipated reversals of taxable temporary differences, and considering prudent and feasible tax planning strategies. If in future periods the Company were to determine that it would be able to realize its deferred tax assets in excess of the net recorded amount, an adjustment to the deferred tax assets, particularly a release of the valuation allowance, would increase income in the period such determination was made.

The Company records liabilities for uncertain income tax positions based on a two-step process. The first step is recognition, where an individual tax position is evaluated as to whether it has a likelihood of greater than 50% of being sustained upon examination based on the technical merits of the position, including resolution of any related appeals or litigation processes. For tax positions that are currently estimated to have less than a 50% likelihood of being sustained, no tax benefit is recorded. For tax positions that have met the recognition threshold in the first step, the Company performs the second step of measuring the benefit to be recorded. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized on ultimate settlement. The actual benefits ultimately realized may differ from the estimates. In future periods, changes in facts, circumstances and new information may require the Company to change the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recorded in income tax (benefit) expense and liability in the period in which such changes occur.

The Company’s policy is to classify interest and penalties related to unrecognized tax benefits as a component of income tax (benefit) expense within the consolidated statements of operations. There were no penalties or accrued interest as of December 31, 2019. The Company had $0.2 million of accrued interest and no accrued penalties as of December 31, 2020. The Company reinvests earnings of foreign operations indefinitely and, accordingly, does not provide for income taxes that could result from the remittance of such earnings.

Stock-Based Compensation

Stock-based Compensation

Stock-based compensation is measured and recognized based on the grant date fair value of the awards. The Class B units of the Parent were granted to employees in the form of Profits Interest Units (“PIUs”). The Company determined the grant date fair value of PIUs using the Black-Scholes option pricing model. As part of the Reorganization, the vested and unvested PIUs of the Parent, were converted on a pro rata basis into equivalent restricted stock units and restricted stock awards of the Company’s underlying common stock. The fair value of the awards is expensed using a graded vesting method over the requisite service period in which employees earn the awards. The Company accounts for forfeitures of stock-based awards as they occur rather than applying an estimated forfeiture rate to stock-based compensation expense.

The Black-Scholes pricing model requires critical assumptions including risk-free rate, volatility, expected term and expected dividend yield. The expected term is computed using the simplified method. The Company uses the simplified method to calculate expected term of the PIUs as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the stock-based award. The Company considers the historical volatility of the Company’s stock price, as well as implied volatility. The Company utilized a dividend yield of zero, as it had no history or plan of declaring dividends on its common stock. The assumptions underlying these valuations represented the Company’s best estimate, which involved inherent uncertainties and the application of judgment. As a result, if the Company had used significantly different assumptions or estimates, the fair value of the Company’s stock-based compensation expense could have been materially different.

Contemporaneously with the pricing of the Company’s IPO, on April 22, 2021, the Company effected its Omnibus Incentive Plan in which it granted to certain employees of the Company restricted stock awards, restricted stock units and option awards inclusive of the as converted Class B units as a result of the Reorganization (see Note 14).

Stock-Based Compensation

Prior to the Reorganization, certain of the Company’s employees, directors and officers have been granted profits interest units (“PIUs”) in the form of Class B units in the Company’s parent entity, Latham Investment Holdings, LP (“Parent”). As the employees and officers provide services to the Company, the stock-based compensation is deemed to be for the benefit of the Company (see Note 16). The Company records an allocation of stock-based compensation expense based on the fair value of the award at grant date from its Parent and recognizes a corresponding capital contribution in additional paid-in capital.

The Company accounts for the PIUs as equity classified awards. PIUs are measured at fair value on the grant date. The Company estimates the grant-date fair value of PIUs using the Contingent Claims Analysis Model, which uses the risk-free rate, expected term, volatility and dividend yield as inputs.

A portion of the PIUs vest in five equal annual installments, based on continued service (“Time Vesting PIUs”). The Company recognizes the grant date fair value of these Time Vesting PIUs as an expense over the employee’s requisite service period. However, the Parent has a repurchase right for $0 per share until the third anniversary of the Acquisition in the event of voluntary termination or termination without cause (the “$0 Repurchase Right”). The Company will reverse stock-based compensation expense in the event that the Parent exercises the $0 Repurchase Right since it functions as a vesting condition. In the event of a change-in-control event, the Company will immediately recognize the unrecognized stock-based compensation expense related to the unvested Time Vesting PIUs. The remaining units (the “Performance PIUs”) will vest upon the consummation of a change-in-control, as defined in the Parent’s partnership agreement, a performance condition and the achievement of either a specified internal rate of return or a specific return on the Sponsor’s investment, both of which are market conditions. As the Performance PIUs contain both performance and market conditions, compensation expense for those awards will be equal to the grant date fair value of all awards for which the performance condition is met and the requisite service period is satisfied regardless of whether the market conditions are ultimately satisfied. No stock-based compensation expense has been recognized to-date for the remaining units as the Company has not deemed the performance condition to be probable.

The Company accounts for forfeitures of stock-based awards as they occur rather than applying an estimated forfeiture rate to stock-based compensation expense.

Pension and Other Postretirement Plans

Pension and Other Postretirement Plans

The Company sponsors a noncontributory defined benefit pension plan that covers certain former employees. Funding of accrued pension costs is subject to limitations in the Internal Revenue Code and the Employee Retirement Income Security Act of 1974 (“ERISA”). Guidance for employers’ accounting for defined benefit pension and other postretirement plans applies to employers that sponsor single-employer defined benefit pension and other postretirement plans who are either business enterprises or nongovernmental not-for-profit organizations. Among other provisions, the guidance requires employers to fully recognize the overfunded or underfunded positions (the difference between the fair value of plan assets and the benefit obligation) of defined benefit pension, retiree healthcare and other postretirement plans in their balance sheets. In applying the provisions of the guidance, the Company records the unrecognized gains (losses) and prior service costs in the ending balance of accumulated other comprehensive income (loss). As of December 31, 2019, the Company’s plan assets and related plan obligations were $1.3 million and $1.5 million, respectively, representing 0.3% and 0.3% of total assets, respectively, and are deemed immaterial to the consolidated financial statements. During the year ended December 31, 2020, the Company terminated its defined benefit pension plan (see Note 15).

Foreign Currency Translation and Foreign Currency Transactions

Foreign Currency Translation and Foreign Currency Transactions

The financial statements of the Company’s foreign operations are denominated in local currency and are then translated to U.S. dollars. Assets and liabilities are translated using the current rate of exchange at the balance sheet dates or historical rates of exchange, as applicable. Revenue and expenses are translated using the average monthly exchange rates prevailing throughout the reporting period. The related foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction gains and losses associated with the Company’s international subsidiaries, which are denominated in currencies other than the Company’s foreign entities’ functional currencies, are recognized as a component of other expense (income), net within the consolidated statements of operations.

Advertising Costs

Advertising Costs

Advertising costs, consisting of costs related to dealer conferences and commercials, are expensed as incurred and are included in selling, general and administrative expense on the consolidated statements of operations. Total advertising costs were $3.8 million and $5.9 million during the years ended December 31, 2019 and 2020, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is a measure of net income and all other changes in equity that result from transactions other than with equity holders and would normally be recorded in the consolidated statements of stockholders’ equity and the consolidated statements of comprehensive income. Other comprehensive income (loss) consists of foreign currency translation adjustments and defined benefit plan adjustments.

Income tax (benefit) expense on the components of other comprehensive income (loss) was not significant for the years ended December 31, 2019 and 2020.

Earnings Per Share

Earnings Per Share

Basic net income per share is calculated by dividing net income available to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net income per share is calculated by dividing net income available to common stockholders by the diluted weighted-average number of shares of common stock outstanding for the period. There were no potentially dilutive securities outstanding during the year ended December 31, 2019 and 2020.

Treasury Stock

Treasury Stock

The Company accounts for treasury stock acquisitions using the cost method. The Company accounts for the retirement of treasury stock by deducting its par value from common stock and reflecting any excess of cost over par value as a deduction from additional paid-in capital on the consolidated balance sheets.

Recently Adopted Accounting Standards

Recently Issued Accounting Pronouncements

The Company qualifies as “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and has elected to “opt in” to the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for private companies.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. In addition, a lessee is required to record (i) a right-of-use asset and a lease liability on its balance sheet for all leases with accounting lease terms of more than 12 months regardless of whether it is an operating or financing lease and (ii) lease expense in its consolidated statement of operations for operating leases and amortization and interest expense in its consolidated statement of operations for financing leases. Leases with a term of 12 months or less may be accounted for similar to prior guidance for operating leases today. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842), which added an optional transition method that allows companies to adopt the standard as of the beginning of the year of adoption as opposed to the earliest comparative period presented. In November 2019, the FASB issued guidance delaying the effective date for all entities, except for public business entities. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2020. In June 2020, the FASB issued additional guidance delaying the effective date for all entities, except for public business entities. For public entities, ASU 2016-02 was effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which narrowed the scope and changed the effective date for nonpublic entities for ASU 2016-13. The FASB subsequently issued supplemental guidance within ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief (“ASU 2019-05”). ASU 2019-05 provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For public entities that are SEC filers, excluding entities eligible to be smaller reporting companies, ASU 2016-13 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU 2016-13 is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-13 will have on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”), which is intended to improve the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its consolidated financial statements. In addition to that main objective, the amendments in the update make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. Additional updates to further clarify the guidance in ASU 2017-12 were issued by the FASB in October 2018 within ASU 2018-16. For public entities, the amendment is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. For nonpublic entities, ASU 2017-12 is effective for fiscal years beginning after December 15, 2020 and interim periods beginning after December 15, 2021. Early application is permitted in any interim period after the issuance of the update. The Company is currently evaluating the impact that the adoption of ASU 2017-12 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. For public entities, ASU 2019-12 is effective for annual periods beginning after December 15, 2020, and interim periods within those reporting periods. For nonpublic companies, ASU 2019-12 is effective for annual periods beginning after December 15, 2021, and interim periods within those reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public entities, ASU 2020-01 is effective for annual periods beginning after December 15, 2020, and interim periods within those reporting periods. For nonpublic companies, ASU 2020-01 is effective for annual periods beginning after December 15, 2021, and interim periods within those reporting periods. The Company is currently evaluating the impact that the adoption of ASU 2020-01 will have on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by the discontinuation of the London Interbank Offered Rate (“LIBOR”) or by another reference rate expected to be discontinued. This guidance is effective for all entities upon issuance on March 12, 2020 and may be applied through December 31, 2022. The expedients and exceptions in this guidance are optional, and the Company is evaluating the potential future financial statement impact of any such expedient or exception that it may elect to apply as the Company evaluates the effects of adopting this guidance on its consolidated financial statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. Specifically, this guidance applies to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The ASU became effective as of March 12, 2020 and can be adopted anytime during the period of January 1, 2020 through December 31, 2022. The Company is currently evaluating the impact that the adoption of ASU 2021-01 will have on its consolidated financial statements.

Recently Adopted Accounting Standards

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). The standard largely aligns the accounting for share-based payment awards issued to employees and non-employees by expanding the scope of ASC 718 to apply to non-employee share-based transactions, as long as the transaction is not effectively a form of financing. For public entities, ASU 2018-07 was required to be adopted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, ASU 2018-07 is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted for all entities but no earlier than the Company’s adoption of ASU 2018-07. The Company adopted ASU 2018-07 as of the required effective date of January 1, 2020. The adoption of ASU 2018-07 adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in ASC 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2018-13 as of the required effective date of January 1, 2020. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company qualifies as “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and has elected to “opt in” to the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for private companies.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. In addition, a lessee is required to record (i) a right-of-use asset and a lease liability on its balance sheet for all leases with accounting lease terms of more than 12 months regardless of whether it is an operating or financing lease and (ii) lease expense in its consolidated statement of operations for operating leases and amortization and interest expense in its consolidated statement of operations for financing leases. Leases with a term of 12 months or less may be accounted for similar to prior guidance for operating leases today. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842), which added an optional transition method that allows companies to adopt the standard as of the beginning of the year of adoption as opposed to the earliest comparative period presented. In November 2019, the FASB issued guidance delaying the effective date for all entities, except for public business entities. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2020. In June 2020, the FASB issued additional guidance delaying the effective date for all entities, except for public business entities. For public entities, ASU 2016-02 was effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which narrowed the scope and changed the effective date for nonpublic entities for ASU 2016-13. The FASB subsequently issued supplemental guidance within ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief (“ASU 2019-05”). ASU 2019-05 provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For public entities that are SEC filers, excluding entities eligible to be smaller reporting companies, ASU 2016-13 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU 2016-13 is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-13 will have on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”), which is intended to improve the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its consolidated financial statements. In addition to that main objective, the amendments in the update make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. Additional updates to further clarify the guidance in ASU 2017-12 were issued by the FASB in October 2018 within ASU 2018-16. For public entities, the amendment is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. For nonpublic entities, ASU 2017-12 is effective for fiscal years beginning after

December 15, 2020 and interim periods beginning after December 15, 2021. Early application is permitted in any interim period after the issuance of the update. The Company is currently evaluating the impact that the adoption of ASU 2017-12 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. For public entities, ASU 2019-12 is effective for annual periods beginning after December 15, 2020, and interim periods within those reporting periods. For nonpublic companies, ASU 2019-12 is effective for annual periods beginning after December 15, 2021, and interim periods within those reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public entities, ASU 2020-01 is effective for annual periods beginning after December 15, 2020, and interim periods within those reporting periods. For nonpublic companies, ASU 2020-01 is effective for annual periods beginning after December 15, 2021, and interim periods within those reporting periods. The Company is currently evaluating the impact that the adoption of ASU 2020-01 will have on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by the discontinuation of the London Interbank Offered Rate (“LIBOR”) or by another reference rate expected to be discontinued. This guidance is effective for all entities upon issuance on March 12, 2020 and may be applied through December 31, 2022. The expedients and exceptions in this guidance are optional, and the Company is evaluating the potential future financial statement impact of any such expedient or exception that it may elect to apply as the Company evaluates the effects of adopting this guidance on its consolidated financial statements.